STATE STREET NAVIGATOR
SECURITIES LENDING PRIME PORTFOLIO
SEMI-ANNUAL REPORT
JUNE 30, 2002

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SEMIANNUAL REPORT AS OF JUNE 30, 2002

MANAGEMENT DISCUSSION AND ANALYSIS


The State Street Navigator Securities Lending Prime Portfolio (the"Fund") is a special purpose money market fund. One hundred percent of Fund balances are derived from the collateral received from securities lending. The Fund has been managed consistently with the objective of providing liquidity and preserving capital while investing in high quality instruments and offering competitive returns.

The year began with the market concerned about Fed policy due to statements made by Greenspan. Greenspan stated that there are "significant risks in the near term." Two weeks later, when he addressed the Senate Budget Committee, he indicated that the economy was showing signs of recovery and that the Fed wouldn't ease at the next FOMC meeting. At the January 30th FOMC meeting, the Fed left the Fed funds rate unchanged for the first time in a year and said the economy was beginning to recover from a recession that started last March. We saw conflicting data released during the month of February. Economic releases in March were generally positive, and it appeared the economy was improving. At the March 19th meeting, the Fed left rates unchanged and shifted to a neutral risk assessment. The official statement issued at the meeting called attention to the fact that the economy appeared to be expanding at a "significant pace," but cautioned that the outlook for demand going forward was "still uncertain". The Fed highlighted the fact that the stance of monetary policy was currently accommodative. By the end of the first quarter, expectations of a Fed tightening created a steep yield curve. The perception in the marketplace was that the Fed would have to tighten aggressively. We realized the value of extending and bought 6-month, 9-month and one-year securities, to take advantage of the backup in yields. By the end of the quarter, the market took on a more conservative belief and expected the Fed to be on hold until the August meeting. By mid-June, the short end had flattened, rallying almost 14 basis points in the one-year sector. The flattening occurred due to the concerns about corporate profits, consumer confidence, and spending. As expected, at the June 26th FOMC meeting the Fed left rates unchanged and indicated that monetary policy was still accommodative The Fed expected final demand to pick up in the coming quarter, but is uncertain of its strength.

Comparing LIBOR on June 30, 2002 to the close on December 31, 2001, one-month LIBOR decreased by 4 basis points to close at 1.86; three-month LIBOR decreased by 1 basis points to close at 1.86; and 12-month LIBOR decreased by 16 basis points to close at 2.28. During the first quarter of 2002, one- and three-month asset-backed commercial paper was actively issued. This seemed to be a safe haven, given the uncertainty as to when the Fed would begin tightening. Asset-backed paper traded at LIBOR minus 7 compared to top industrials trading at LIBOR minus 12. By the 2nd quarter, supply in certain sectors was light, particularly in industrial names and some ABCP programs. The market did experience volatility during the 2nd quarter. Due to high correlation with the NASDAQ Composite Index liquidity was a primary concern. The portfolio's average maturity at the beginning of the 1st quarter was 69 days and ended the 3rd quarter at 65 days.

We will continue to manage the Fund to meet the objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)

NAME OF ISSUER                                              INTEREST  MATURITY         PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                                            RATE      DATE            AMOUNT          COST+
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 38.41%
ABCP CREDIT ARBITRAGE -- 3.06%
      Giro Balanced Funding Corp.                             1.800%  07/17/2002     $ 100,000,000  $  99,920,000
      Giro Balanced Funding Corp.                             1.820%  09/04/2002       113,906,000    113,531,692
      Giro Funding Corp.                                      1.800%  07/15/2002       100,000,000     99,930,000
      Giro Funding Corp.                                      1.790%  08/12/2002        46,264,000     46,167,385
      Pennine Funding                                         1.840%  07/18/2002       110,000,000    109,904,422
      Pennine Funding                                         1.830%  07/22/2002       169,000,000    168,819,593
      Pennine Funding                                         1.830%  08/14/2002        55,000,000     54,876,983
      Pennine Funding                                         1.830%  08/16/2002       100,000,000     99,766,167
                                                                                                    -------------
                                                                                                      792,916,242
                                                                                                    -------------

ABCP RECEIVABLES AND SECURITIES -- 16.94%
      Amsterdam Funding Corp.                                 1.790%  07/17/2002       150,000,000    149,880,667
      Amsterdam Funding Corp.                                 1.800%  07/22/2002        25,000,000     24,973,750
      Amsterdam Funding Corp.                                 1.800%  08/09/2002        75,000,000     74,853,750
      Assets Securitization Cooperative Corp.                 1.800%  08/27/2002       200,000,000    199,430,000
      Assets Securitization Cooperative Corp.                 1.790%  07/18/2002       100,000,000     99,915,472
      Assets Securitization Cooperative Corp.                 1.800%  08/21/2002       175,000,000    174,553,750
      Blue Ridge Asset Funding                                1.800%  08/21/2002       125,000,000    124,681,250
      Corporate Asset Funding Corp.                           1.800%  08/07/2002       100,000,000     99,815,000
      Corporate Asset Funding Corp.                           1.800%  08/19/2002       150,000,000    149,632,500
      Corporate Receivables Corp.                             1.780%  07/29/2002       100,000,000     99,861,556
      Corporate Receivables Corp.                             1.780%  07/30/2002        70,000,000     69,899,628
      Corporate Receivables Corp.                             1.800%  08/07/2002       100,000,000    199,630,000
      CXC, Inc.                                               1.790%  07/24/2002       125,000,000    124,857,049
      CXC, Inc.                                               1.790%  08/20/2002       100,000,000     99,751,389
      CXC, Inc.                                               1.800%  07/22/2002        75,000,000     74,921,250
      CXC, Inc.                                               1.800%  08/07/2002       100,000,000     99,815,000
      CXC, Inc.                                               1.800%  08/19/2002       100,000,000     99,755,000
      Edison Asset Securitization                             1.950%  07/01/2002       125,000,000    125,000,000
      Edison Asset Securitization                             1.930%  07/10/2002       100,000,000     99,951,750
      Edison Asset Securitization                             1.945%  08/13/2002       125,000,000    124,709,601
      Edison Asset Securitization                             1.800%  09/18/2002       117,000,000    116,537,850
      Edison Asset Securitization                             2.120%  10/10/2002        95,376,000     94,808,725
      Edison Asset Securitization                             1.990%  10/22/2002        75,000,000     74,531,521
      Fairway Finance Corp.                                   1.800%  07/12/2002        71,646,000     71,606,595
      Fairway Finance Corp.                                   1.830%  08/27/2002        50,239,000     50,093,433
      Fairway Finance Corp.                                   1.800%  09/16/2002        50,000,000     49,998,942
      Fairway Finance Corp.                                   1.800%  09/19/2002        40,000,000     39,840,000
      Fairway Finance Corp.                                   2.030%  11/14/2002        56,135,000     55,704,507
      Giro Multi-Funding Corp.                                1.800%  07/15/2002        48,794,000     48,759,844
      Giro Multi-Funding Corp.                                1.820%  08/30/2002        94,301,000     94,014,954
      Jupiter Securitization Corp.                            1.870%  07/12/2002        50,000,000     49,971,431
      Kitty Hawk Funding Corp.                                1.950%  08/15/2002        30,000,000     29,926,875
      Kitty Hawk Funding Corp.                                1.790%  09/09/2002        50,229,000     50,054,175
      Kitty Hawk Funding Corp.                                1.790%  09/10/2002        71,926,000     71,672,081
      Mont Blanc Capital Corp.                                1.830%  07/23/2002        82,914,000     82,821,275
      Mont Blanc Capital Corp.                                1.810%  08/12/2002        75,000,000     74,841,625
      Mont Blanc Capital Corp.                                1.810%  08/14/2002        45,000,000     44,900,450
      Mont Blanc Capital Corp.                                1.820%  09/04/2002        33,600,000     33,489,587
      Mont Blanc Capital Corp.                                1.820%  09/05/2002        31,000,000     30,896,563
      Old Line Funding Corp.                                  1.800%  07/18/2002        50,000,000     49,957,500
      Old Line Funding Corp.                                  1.800%  08/07/2002        66,818,000     66,694,387
      Park Avenue Receivables Corp.                           1.780%  07/12/2002       123,672,000    123,604,736
      Quincy Capital Corp.                                    1.790%  07/09/2002        75,560,000     75,529,944

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)

NAME OF ISSUER                                              INTEREST   MATURITY          PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                            RATE       DATE             AMOUNT         COST+
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
ABCP RECEIVABLES AND SECURITIES -- (CONCLUDED)
      Quincy Capital Corp.                                    1.790%   07/22/2002     $ 66,403,000  $  66,333,664
      Receivables Capital Corp.                               1.800%   09/05/2002      112,623,000    112,251,344
      Sheffield Receivables Corp.                             1.840%   07/08/2002       85,020,000     84,989,582
      Sheffield Receivables Corp. (a)                         1.804%   01/21/2003       75,000,000     75,000,000
      Silver Tower US Funding, LLC                            1.810%   08/13/2002      100,000,000     99,783,806
      Silver Tower US Funding, LLC                            1.820%   08/15/2002       28,000,000     27,936,300
      Silver Tower US Funding, LLC                            1.840%   11/18/2002       30,000,000     29,785,333
      Windmill Funding Corp.                                  1.790%   08/02/2002       25,000,000     24,960,222
      Windmill Funding Corp.                                  1.800%   07/22/2002       75,000,000     74,921,250
                                                                                                    -------------
                                                                                                    4,392,106,863
                                                                                                    -------------

ABCP LOAN - BACKED -- 4.50%
      Atlantis One Funding Corp.                              1.800%   08/20/2002       68,329,000     68,158,178
      Atlantis One Funding Corp.                              1.990%   11/05/2002       53,354,000     52,979,440
      Atlantis One Funding Corp.                              2.000%   11/08/2002       60,000,000     59,566,667
      Atlantis One Funding Corp.                              1.990%   11/15/2002       85,709,000     85,059,921
      Atlantis One Funding Corp.                              1.970%   12/02/2002      103,818,000    102,943,103
      Atlantis One Funding Corp.                              1.900%   08/19/2002      275,359,000    274,646,891
      Govco, Inc.                                             1.860%   07/08/2002       50,000,000     49,981,917
      Govco, Inc.                                             1.790%   07/23/2002       75,000,000     74,917,958
      Govco, Inc.                                             1.800%   08/12/2002       75,000,000     74,842,500
      Govco, Inc.                                             1.830%   07/22/2002      100,000,000     99,893,250
      Greenwich Funding Corp.                                 1.800%   08/29/2002      225,000,000    224,336,250
                                                                                                    -------------
                                                                                                    1,167,326,075
                                                                                                    -------------

ABCP CREDIT ARBITRAGE -- 0.67%
      Surrey Funding Corp.                                    1.830%   07/22/2002       75,000,000     74,919,938
      Surrey Funding Corp.                                    1.830%   08/09/2002      100,000,000     99,801,750
                                                                                                    -------------
                                                                                                      174,721,688
                                                                                                    -------------

BANK FOREIGN -- 6.81%
      ABN-AMRO Bank                                           2.030%   10/11/2002      100,000,000     99,424,833
      Alliance & Leicester Plc                                1.870%   12/17/2002       50,000,000     49,561,069
      Alliance & Leicester Plc                                1.800%   08/12/2002      100,000,000     99,790,000
      Alliance & Leicester Plc                                2.000%   10/31/2002       55,000,000     54,627,222
      Alliance & Leicester Plc                                2.000%   11/04/2002       80,000,000     79,440,000
      Bayerische Landesbank                                   1.840%   08/23/2002       75,000,000     74,796,833
      CBA Delaware Finance, Inc.                              1.800%   08/13/2002       50,000,000     49,892,500
      Den Danske Bank                                         1.820%   07/16/2002      100,000,000     99,924,167
      Den Danske Bank                                         1.930%   12/10/2002      125,000,000    123,914,375
      Den Danske Bank                                         2.020%   11/18/2002       50,000,000     49,607,222
      Dexia CLF Finance Co.                                   1.820%   07/19/2002      165,000,000    164,849,850
      Dresdner U.S. Finance, Inc.                             1.870%   07/09/2002      100,000,000     99,958,444
      Dresdner U.S. Finance, Inc.                             2.077%   09/12/2002       50,000,000     49,789,415
      Dresdner U.S. Finance, Inc.                             2.077%   09/16/2002      100,000,000     99,555,753
      ING Funding LLC                                         1.975%   10/04/2002       50,000,000     49,739,410
      Lloyds Bank Plc                                         1.840%   08/23/2002      125,000,000    124,661,389
      National Australia Funding, Inc.                        1.930%   12/09/2002      125,000,000    123,921,076
      Westdeutsche Landesbank                                 1.800%   08/22/2002       75,000,000     74,805,000
      Westdeutsche Landesbank Girozentrale                    1.840%   09/23/2002      200,000,000    199,141,333
                                                                                                    -------------
                                                                                                    1,767,399,891
                                                                                                    -------------

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)

NAME OF ISSUER                                               INTEREST   MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                             RATE       DATE          AMOUNT           COST+
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
BANK DOMESTIC -- 0.58%
      JP Morgan Chase & Co.                                    1.790%  08/12/2002    $ 150,000,000  $ 149,686,750
                                                                                                    -------------

BEVERAGES -- 0.54%
      Diageo Capital Plc                                       2.530%  09/26/2002      140,000,000    139,144,017
                                                                                                    -------------

FINANCE CAPTIVE -- 0.58%
      IBM Credit Corp.                                         1.975%  09/27/2002       50,000,000     49,758,611
      IBM Credit Corp.                                         1.975%  10/01/2002       25,000,000     24,873,819
      IBM Credit Corp.                                         1.975%  10/04/2002       75,000,000     74,609,115
                                                                                                    -------------
                                                                                                      149,241,545
                                                                                                    -------------

FINANCE NON-CAPTIVE DIVERSIFIED -- 2.94%
      General Electric Capital Corp.                           1.940%  07/03/2002       60,000,000     59,993,533
      General Electric Capital Corp.                           1.920%  07/24/2002      100,000,000     99,877,333
      General Electric Capital Corp.                           1.810%  08/23/2002      105,000,000    104,720,204
      General Electric Capital Corp.                           1.880%  07/10/2002      100,000,000     99,953,000
      General Electric Capital Corp.                           1.820%  07/22/2002      100,000,000     99,893,833
      General Electric Capital Corp.                           2.120%  10/25/2002      100,000,000     99,316,889
      General Electric Capital Corp.                           1.960%  12/02/2002      100,000,000     99,161,556
      General Electric Capital Corp.                           2.200%  10/02/2002      100,000,000     99,431,667
                                                                                                    -------------
                                                                                                      762,348,015
                                                                                                    -------------

FOOD -- 1.25%
      Nestle Capital Corp.                                     1.870%  08/16/2002      100,000,000     99,761,056
      Nestle Capital Corp.                                     1.820%  08/22/2002       75,000,000     74,802,833
      Nestle Capital Corp.                                     2.040%  09/06/2002       50,000,000     49,810,167
      Nestle Capital Corp.                                     1.870%  09/23/2002      100,000,000     99,563,667
                                                                                                    -------------
                                                                                                      323,937,722
                                                                                                    -------------

TELECOMMUNICATIONS -- 0.54%
      Verizon Global Funding                                   2.590%  10/02/2002       80,000,000     79,464,733
      Verizon Global Funding                                   2.445%  10/04/2002       60,000,000     59,612,875
                                                                                                      139,077,608
                                                                                                    -------------
      TOTAL COMMERCIAL PAPER                                                                        9,957,906,417
                                                                                                    -------------

CERTIFICATES OF DEPOSIT -- 38.26%
BANKS DOMESTIC -- 1.86%
      Chase Manhattan Corp.                                    1.820%  07/18/2002      150,000,000    150,000,000
      First Tennessee Bank                                     1.810%  08/05/2002      133,000,000    133,001,229
      First Tennessee Bank                                     1.800%  09/12/2002      100,000,000    100,000,000
      US Bank, NA                                              2.000%  03/19/2003      100,000,000    100,000,000
                                                                                                    -------------
                                                                                                      483,001,229
                                                                                                    -------------

BANK FOREIGN -- 36.40%
      Abbey National Treasury Services                         2.000%  10/15/2002       50,000,000     50,000,000
      Abbey National Treasury Services                         2.520%  10/15/2002      160,000,000    159,995,407
      Abbey National Treasury Services                         2.100%  10/28/2002      100,000,000    100,000,000
      Abbey National Treasury Services                         2.020%  11/08/2002       37,500,000     37,486,784
      ABN-AMRO Bank                                            1.800%  10/15/2002       50,000,000     50,000,000
      ABN-AMRO Bank                                            2.025%  12/31/2002      144,000,000    144,003,619
      Alliance & Leicester Plc                                 2.040%  11/25/2002       75,000,000     75,000,000

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)

NAME OF ISSUER                                               INTEREST   MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                             RATE       DATE          AMOUNT           COST+
-----------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
BANK FOREIGN -- (CONTINUED)
      Australia & New Zealand Banking                          1.930%  10/10/2002     $ 45,000,000   $ 45,000,623
      Australia & New Zealand Banking                          1.960%  10/10/2002       40,000,000     40,004,999
      Bank of Nova Scotia                                      2.400%  07/16/2002      100,000,000    100,000,409
      Bank of Nova Scotia                                      3.730%  08/12/2002       55,000,000     54,999,073
      Bank of Nova Scotia                                      2.190%  11/18/2002       51,800,000     51,847,034
      Bank of Nova Scotia                                      2.000%  09/09/2002      100,000,000    100,000,000
      Bank of Nova Scotia                                      2.005%  09/16/2002      100,000,000    100,009,266
      Bank of Scotland                                         1.840%  07/23/2002      150,000,000    150,000,904
      Bank of Scotland                                         3.740%  08/12/2002       75,000,000     75,000,000
      Bank of Scotland                                         2.160%  09/20/2002       75,000,000     75,004,629
      Bank of Scotland                                         2.450%  10/07/2002      150,000,000    149,979,399
      Bank of Scotland                                         2.150%  11/07/2002       50,000,000     50,011,577
      Barclays Bank Plc                                        1.870%  07/19/2002      150,000,000    150,002,951
      Barclays Bank Plc                                        2.090%  09/12/2002       75,000,000     75,000,000
      Bayerische Hypo-und Vereinsbank AG                       1.830%  08/15/2002      150,000,000    150,000,000
      Bayerische Hypo-und Vereinsbank AG                       1.840%  08/23/2002      150,000,000    150,000,000
      Bayerische Landesbank (a)                                1.760%  03/24/2003      375,000,000    374,876,232
      Bayerische Landesbank (a)                                1.759%  10/01/2002      200,000,000    199,972,274
      Canadian Imperial Bank Commerce                          2.035%  10/25/2002      100,000,000    100,000,000
      Canadian Imperial Bank Commerce (a)                      1.755%  03/21/2003      150,000,000    149,951,363
      Canadian Imperial Bank Commerce                          2.100%  12/23/2002       67,000,000     67,031,682
      Den Danske Bank                                          2.550%  12/10/2002       50,000,000     50,000,000
      Deutsche Bank                                            2.120%  11/08/2002       50,000,000     49,978,423
      Deutsche Bank                                            2.110%  12/16/2002      100,000,000    100,000,000
      Deutsche Bank AG                                         2.050%  09/30/2002      100,000,000     99,974,094
      Deutsche Bank AG                                         2.020%  11/04/2002      100,000,000    100,000,000
      Deutsche Bank AG                                         2.020%  12/31/2002      125,000,000    125,012,497
      Deutsche Bank AG                                         2.360%  12/31/2002      100,000,000    100,000,000
      Dresdner Bank AG                                         1.830%  07/22/2002      100,000,000     99,999,403
      Dresdner Bank AG                                         2.260%  09/25/2002      100,000,000    100,000,000
      Dresdner Bank AG                                         2.050%  12/16/2002      100,000,000     99,976,844
      Halifax Group Plc                                        1.840%  07/24/2002      100,000,000    100,000,000
      Halifax Group Plc                                        2.140%  10/29/2002       75,000,000     75,000,000
      Harris Trust & Savings Bank                              2.150%  10/08/2002       75,000,000     75,000,000
      ING Bank NV                                              1.840%  07/23/2002      100,000,000     99,999,989
      ING Bank NV                                              1.850%  07/31/2002      150,000,000    150,000,000
      ING Bank NV                                              3.700%  08/07/2002       50,000,000     50,000,000
      ING Bank NV                                              2.000%  08/30/2002      130,000,000    130,000,000
      ING Bank NV                                              2.000%  09/16/2002      100,000,000    100,000,000
      ING Bank NV                                              1.840%  10/16/2002      100,000,000    100,000,000
      ING Bank NV                                              2.030%  03/21/2003      100,000,000    100,000,000
      Landesbank Baden-Wuerttemberg                            1.840%  08/16/2002      100,000,000    100,005,008
      Landesbank Baden-Wuerttemberg (a)                        1.760%  04/11/2003       75,000,000     74,970,653
      Landesbank Baden-Wuerttemberg                            2.000%  09/09/2002      100,000,000    100,000,000
      Landesbank Baden-Wuerttemberg                            2.260%  10/07/2002      115,000,000    115,001,547
      Landesbank Hessen-Thueringen Girozentrale                1.900%  07/08/2002       42,000,000     42,000,401
      Landesbank Hessen-Thueringen Girozentrale                2.270%  09/26/2002       75,000,000     75,000,000
      Landesbank Hessen-Thueringen Girozentrale                2.020%  10/24/2002       50,000,000     50,000,000
      Landesbank Hessen-Thueringen Girozentrale                2.150%  10/30/2002       85,000,000     85,000,000
      Landesbank Hessen-Thueringen Girozentrale                2.010%  12/31/2002       40,000,000     40,006,031
      Lloyds Bank Plc                                          2.360%  07/15/2002      150,000,000    150,000,000
      Lloyds Bank Plc                                          2.355%  07/25/2002      100,000,000    100,000,327
      Lloyds Bank Plc                                          2.000%  10/15/2002      100,000,000    100,000,000
      Lloyds Bank Plc                                          2.500%  12/19/2002      100,000,000    100,000,000
      Lloyds Bank Plc                                          2.345%  12/31/2002      100,000,000    100,002,499
      National Australia Bank Ltd.                             2.150%  10/31/2002       50,000,000     50,004,982

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)

NAME OF ISSUER                                               INTEREST   MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                             RATE       DATE          AMOUNT           COST+
-----------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- (CONCLUDED)
BANK FOREIGN -- (CONCLUDED)
      National Australia Bank Ltd.                             2.140%   11/19/2002    $  95,000,000  $  95,006,958
      National Australia Bank Ltd.                             2.100%   12/17/2002      100,000,000    100,000,000
      National Australia Bank Ltd.                             2.080%   12/30/2002      120,000,000    120,041,355
      Norddeutsche Landesbank                                  3.735%   08/06/2002      325,000,000    324,994,340
      Norddeutsche Landesbank                                  1.985%   12/31/2002       95,000,000     95,002,388
      Norddeutsche Landesbank Girozentrale                     2.510%   10/15/2002      100,000,000    100,000,000
      Nordea Bank Finland Plc                                  2.210%   09/23/2002       50,000,000     50,000,000
      Rabobank Nederland                                       1.870%   08/23/2002       73,000,000     73,003,204
      Rabobank Nederland                                       1.970%   11/15/2002      100,000,000     99,975,519
      Rabobank Nederland (a)                                   1.749%   09/30/2002      100,000,000     99,987,602
      Royal Bank of Canada                                     2.010%   10/15/2002       75,000,000     74,986,919
      Royal Bank of Canada                                     2.110%   12/16/2002      150,000,000    150,006,914
      Royal Bank of Canada                                     2.140%   11/26/2002       50,000,000     49,983,633
      Royal Bank of Scotland                                   3.605%   08/19/2002       50,000,000     49,999,016
      Royal Bank of Scotland                                   3.633%   08/30/2002      100,000,000     99,997,191
      Royal Bank of Scotland                                   1.815%   10/16/2002       95,000,000     94,965,158
      Royal Bank of Scotland                                   2.070%   10/28/2002       50,000,000     49,999,186
      Societe Generale                                         1.690%   07/17/2002       85,000,000     84,995,536
      Societe Generale                                         1.940%   09/06/2002       50,000,000     49,994,439
      Societe Generale                                         2.090%   12/20/2002       75,000,000     75,038,108
      Svenska Handelsbanken AB                                 1.930%   10/11/2002       50,000,000     50,000,000
      Svenska Handelsbanken, Inc.                              3.880%   07/23/2002      100,000,000     99,998,828
      Svenska Handelsbanken, Inc.                              4.070%   07/30/2002       75,000,000     74,998,265
      Svenska Handelsbanken, Inc.                              2.010%   10/15/2002       50,000,000     50,001,451
      Toronto-Dominion Bank                                    2.060%   12/13/2002       50,000,000     49,990,891
      Toronto-Dominion Bank                                    2.100%   12/17/2002      100,000,000    100,000,000
      Toronto-Dominion Bank                                    2.970%   03/27/2003       75,000,000     74,978,247
      UBS AG                                                   1.810%   10/15/2002      200,000,000    200,000,000
      UBS AG                                                   2.490%   10/15/2002      125,000,000    124,996,410
      UBS AG                                                   2.645%   11/29/2002       60,000,000     60,105,157
      UBS AG                                                   2.110%   12/17/2002      150,000,000    150,000,000
      UBS AG                                                   2.305%   12/20/2002       50,000,000     50,041,724
      Westdeutsche Landesbank                                  2.170%   10/11/2002      100,000,000    100,000,000
      Westdeutsche Landesbank Girozentrale                     1.950%   08/27/2002      100,000,000    100,000,000
                                                                                                     -------------
                                                                                                     9,435,199,362
                                                                                                     -------------
      TOTAL CERTIFICATES OF DEPOSIT                                                                  9,918,200,591
                                                                                                     -------------

ASSET BACKED SECURITIES -- 0.33%
ASSET BACKED SECURITIES OTHER -- 0.33%
      Holmes Financing Plc (a)                                 1.850%   10/15/2002       85,000,000     85,000,000
                                                                                                     -------------
      TOTAL ASSET BACKED SECURITIES                                                                     85,000,000
                                                                                                     -------------

CORPORATE OBLIGATIONS -- 6.90%
BANK FOREIGN --2.81%
      Abbey National NA (a)                                    1.764%   10/09/2002      150,000,000    149,979,452
      Bank of Montreal (a)                                     1.760%   03/21/2003      125,000,000    124,963,970
      Bank of Montreal (a)                                     1.739%   03/28/2003       90,000,000     89,963,257
      Dexia Bank New York (a)                                  1.744%   03/31/2003      150,000,000    149,938,108
      Lloyds Bank Plc (a)                                      1.739%   03/31/2003      130,000,000    129,941,490
      Rabobank Nederland (a)                                   1.923%   04/02/2003       85,000,000     84,961,531
                                                                                                     -------------
                                                                                                       729,747,808
                                                                                                     -------------

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)

NAME OF ISSUER                                               INTEREST   MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                             RATE       DATE          AMOUNT           COST+
-----------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONCLUDED)
BANK DOMESTIC -- 1.49%
      Bank New York Company, Inc.                              2.530%   11/29/2002    $  50,000,000  $  49,995,911
      Citigroup, Inc. (a)                                      2.060%   07/17/2002      125,000,000    125,175,911
      General Electric Capital Corp. (a)                       1.869%   07/09/2002      140,000,000    140,000,000
      Wells Fargo & Co. (a)                                    2.118%   03/31/2003       70,000,000     70,062,990
                                                                                                     -------------
                                                                                                       385,234,812
                                                                                                     -------------

FINANCE CAPTIVE -- 2.02%
      General Motors Acceptance Corp. (a)                      2.200%   08/23/2002      100,000,000    100,022,212
      Household Finance Corp. (a)                              2.240%   06/10/2003      100,000,000    100,000,000
      Household Finance Corp. (a)                              2.240%   06/11/2003       75,000,000     75,000,000
      Toyota Motor Credit Corp. (a)                            1.810%   12/24/2002      134,000,000    134,000,000
      Toyota Motor Credit Corp. (a)                            1.860%   05/19/2003       70,000,000     70,000,000
      Toyota Motor Credit Corp. (a)                            1.850%   05/22/2003       45,000,000     45,000,000
                                                                                                     -------------
                                                                                                       524,022,212
                                                                                                     -------------

TELECOMMUNICATIONS -- 0.58%
      BellSouth Telecommunications, Inc. (a)                   1.908%   01/03/2003      150,000,000    150,000,000
                                                                                                     -------------
                                                                                                       150,000,000
                                                                                                     -------------
      TOTAL CORPORATE OBLIGATIONS                                                                    1,789,004,835
                                                                                                     -------------

BANK NOTES -- 5.75%
BANK FOREIGN -- 0.96%
      Canadian Imperial Bank Commerce (a)                      1.755%   04/28/2003      100,000,000     99,958,631
      Den Danske Bank (a)                                      1.760%   03/25/2003       50,000,000     49,985,370
      Westdeutsche Landesbank Girozentrale (a)                 1.760%   06/23/2003      100,000,000     99,960,691
                                                                                                     -------------
                                                                                                       249,904,692
                                                                                                     -------------

BANK DOMESTIC -- 4.79%
      Bank of America NA                                       1.820%   09/05/2002      100,000,000    100,000,000
      Bank One NA                                              1.800%   08/22/2002      100,000,000    100,000,000
      Bank One NA (a)                                          1.760%   06/25/2003       75,000,000     74,970,390
      Bank One NA                                              2.010%   03/25/2003       50,000,000     50,000,000
      Branch Bank & Trust Company (a)                          1.890%   07/24/2002      100,000,000    100,000,000
      Fleet National Bank (a)                                  1.969%   09/03/2002      125,000,000    125,037,318
      US Bank, NA (a)                                          1.759%   04/30/2003       90,000,000     89,972,432
      US Bank, NA (a)                                          1.764%   05/02/2003      100,000,000     99,966,158
      US Bank, NA (a)                                          1.765%   05/29/2003      150,000,000    149,950,670
      US Bank, NA                                              1.800%   08/12/2002      150,000,000    150,000,000
      Wells Fargo Bank NA (a)                                  1.780%   03/14/2003      200,000,000    199,978,819
                                                                                                     -------------
                                                                                                     1,239,875,787
                                                                                                     -------------

      TOTAL BANK NOTES                                                                               1,489,780,479
                                                                                                     -------------
TIME DEPOSITS -- 1.03%
BANK DOMESTIC -- 0.26%
      Citibank NA                                              1.688%   07/01/2002       67,920,000     67,920,000
                                                                                                     -------------

BANK FOREIGN -- 0.77%
      Societe Generale                                         1.750%   07/01/2002      200,000,000    200,000,000
                                                                                                     -------------

      TOTAL TIME DEPOSITS                                                                              267,920,000
                                                                                                     -------------

The accompanying notes are an integral part of these financial statements.

           STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)

NAME OF ISSUER                                               INTEREST   MATURITY       PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                                             RATE       DATE          AMOUNT           COST+
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS-- 1.63%
      Federal Home Loan Bank (a)                                1.711%  03/06/2003    $  50,000,000   $  49,982,370
      Federal Home Loan Mortgage                                1.900%  11/07/2002       35,198,000      34,958,360
      Federal National Mortgage Association                     1.770%  08/07/2002       50,000,000      49,909,042
      Federal National Mortgage Association                     1.780%  08/07/2002       50,000,000      49,908,528
      Federal National Mortgage Association                     1.810%  07/03/2002      100,000,000      99,989,944
      Federal National Mortgage Association                     1.740%  07/24/2002      137,000,000     136,847,702
                                                                                                      -------------
      TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                      421,595,946
                                                                                                      -------------

REPURCHASE AGREEMENTS-- 7.30%
     Bear Stearns & Co., 2.00% due 07/01/02,
     (collateralized by various U.S. Government
     Obligations, 5.50%-12.00%, due 10/01/03-01/01/32
     valued at $408,000,555)                                    2.000%  07/01/2002      400,000,000     400,000,000
     Credit Suisse First Boston, 1.97% due 07/01/02,
     (collateralized by various U.S. Government
     Obligations, 5.125%-6.25%, due 10/15/08-05/15/29
     valued at $54,128,037)                                     1.970%  07/01/2002       53,062,000      53,062,000
     Deutsche Tri Party, 1.99% due 07/01/02,
     (collateralized by various U.S. Government
     Obligations, 5.50%-6.625%, due 05/02/03-11/15/30
     valued at $255,000,669)                                    1.990%  07/01/2002      250,000,000     250,000,000
     Goldman Sachs Tri Party, 2.00% due 07/01/02,
     (collateralized by various U.S. Government
     Obligations, 5.50%-8.50%, due 01/01/17-06/01/32
     valued at $703,800,000)                                    2.000%  07/01/2002      690,000,000     690,000,000
     Warburg Tri Party, 1.85% due 07/01/02,
     (collateralized by U.S. Treasury Bills, due
     11/07/02-12/19/02 valued at $510,004,052)                  1.850%  07/01/2002      500,000,000     500,000,000
                                                                                                      -------------
      TOTAL REPURCHASE AGREEMENTS                                                                     1,893,062,000
                                                                                                      -------------
TOTAL INVESTMENTS-- 99.61%                                                                           25,822,470,265
OTHER ASSETS LESS LIABILITIES-- 0.39%                                                                   102,123,828
                                                                                                    ---------------
NET ASSETS-- 100.00%                                                                                $25,924,594,093
                                                                                                    ===============

(a)  Floating Rate Note - Interest rate shown is rate in effect at June 30,
     2002.

+    See note 2 to the financial statements.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

ASSETS:
Investments in securities, at amortized cost                    $25,822,470,265
Cash                                                                 17,072,792
Interest receivable                                                  90,397,795
Prepaid Insurance                                                       257,113
Miscellaneous assets                                                      2,462
                                                                ---------------
   Total Assets                                                  25,930,200,427
                                                                ---------------

LIABILITIES:
Dividend payable                                                      4,208,478
MBIA Insurance payable                                                  397,806
Advisory fee payable                                                    386,306
Administration fee payable                                              340,955
Custodian fee payable                                                   151,300
Transfer agent fee payable                                               49,856
Other accrued expenses and liabilities                                   71,633
                                                                ---------------
   Total Liabilities                                                  5,606,334
                                                                ---------------

NET ASSETS                                                      $25,924,594,093
                                                                ===============

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value;
   25,924,587,652 shares issued and outstanding                 $    25,924,587
Capital paid in excess of par                                    25,898,663,065
Accumulated net realized gain on investments                              6,441
                                                                ---------------
Net Assets                                                      $25,924,594,093
                                                                ===============

Net asset value, offering, and redemption price per share       $          1.00
                                                                ===============

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                 $263,295,592
                                                         ------------

EXPENSES:
MBIA insurance fee                                          2,241,108
Advisory fee                                                2,178,855
Administration fee                                            933,795
Custodian fee                                                 435,771
Transfer agent fee                                            186,759
Legal fee                                                      51,789
Insurance expense                                              39,925
Trustees fees                                                  32,953
Audit fee                                                      11,235
Miscellaneous expense                                           6,803
                                                         ------------
   Total expenses                                           6,118,993
                                                         ------------

Net investment income                                     257,176,599
                                                         ------------

NET REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                               97,546
                                                         ------------

Net increase in net assets resulting from operations     $257,274,145
                                                         ============

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                  JUNE 30, 2002            YEAR ENDED
                                                                   (UNAUDITED)         DECEMBER 31, 2001
                                                                -----------------      -----------------
FROM OPERATIONS:
Net investment income                                           $     257,176,599      $     838,601,993
Net realized gain on investments                                           97,546                     --
                                                                -----------------      -----------------

Net increase in net assets resulting from operations                  257,274,145            838,601,993
                                                                -----------------      -----------------

DISTRIBUTIONS FROM:
Net investment income                                                (257,176,599)          (838,601,993)
                                                                -----------------      -----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):
Proceeds from shares sold                                          78,566,624,747        144,844,660,412
Cost of redemptions                                               (72,628,141,733)      (144,085,162,325)
                                                                -----------------      -----------------

Net increase in net assets from Fund share transactions             5,938,483,014            759,498,087
                                                                -----------------      -----------------

Net increase in net assets                                          5,938,580,560            759,498,087

NET ASSETS:
Beginning of period                                                19,986,013,533         19,226,515,446
                                                                -----------------      -----------------

End of period                                                   $  25,924,594,093      $  19,986,013,533
                                                                =================      =================

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                      SIX
                                 MONTHS ENDED                           YEAR ENDED DECEMBER 31,
                                 JUNE 30, 2002      -----------------------------------------------------------------------------
                                  (UNAUDITED)           2001            2000           1999              1998            1997
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
    PERFORMANCE:
Net asset value, beginning
     of period                   $     1.0000       $     1.0000    $     1.0000    $     1.0000     $     1.0000    $     1.0000
                                 ------------       ------------    ------------    ------------     ------------    ------------
Net investment income                  0.0103             0.0431          0.0641          0.0519           0.0556          0.0560
Distributions from net
    investment income                 (0.0103)           (0.0431)        (0.0641)        (0.0519)         (0.0556)        (0.0560)
                                 ------------       ------------    ------------    ------------     ------------    ------------
Net increase from
    investment operations              0.0000             0.0000          0.0000          0.0000           0.0000          0.0000
                                 ------------       ------------    ------------    ------------     ------------    ------------

Net asset value,
    end of period                $     1.0000       $     1.0000    $     1.0000    $     1.0000     $     1.0000    $     1.0000
                                 ============       ============    ============    ============     ============    ============

TOTAL INVESTMENT
     RETURN (a)                          1.03%              4.40%           6.60%           5.32%            5.70%           5.75%

RATIOS AND SUPPLEMENTAL
     DATA:
Ratio of expenses to average
    net assets                           0.05%(b)           0.04%           0.03%           0.03%            0.03%           0.04%
Ratio of net investment income
    to average net assets                2.07%(b)           4.33%           6.43%           5.22%            5.56%           5.62%
Net assets, end of period
    (in millions)                $     25,925       $     19,986    $     19,227    $     12,170     $      6,792    $      5,591

(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.

(b)  Annualized.

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

1.   ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

SECURITY VALUATION: As permitted under rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, SSgA Funds Management, Inc., a subsidiary of State Street Corporation and an affiliate of State Street.

FEDERAL INCOME TAXES: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

USE OF ESTIMATES: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   FEES AND COMPENSATION PAID TO AFFILIATES

SSgA Funds Management, Inc. serves as the Fund's investment adviser and State Street Bank and Trust Company ("State Street") serves as the administrator, custodian and transfer agent.

ADVISORY FEE: Under the terms of the investment advisory agreement, the Fund paid an advisory fee to SSgA at an annual rate of .0175% of the Fund's average daily net assets.

ADMINISTRATION FEE: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

CUSTODIAN FEE: Under the terms of the custody agreement, the Fund pays an annual accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

TRANSFER AGENT FEE: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

4.   TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of State Street $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $10,000, excluding the Chairman who receives an annual retainer of $15,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.   FINANCIAL GUARANTY INSURANCE POLICY

The Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with MBIA Insurance Corporation ("MBIA") that provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy is subject to an aggregate loss limitation of $320 million and a deductible of 0.03% of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Default Insurance Policy became effective May 9, 2002 and as of June 30, 2002, the Fund made no claims under the policy. Prior to May 9, 2002, the Fund was party to a Financial Guaranty Insurance Agreement (the "prior Default Insurance policy") with MBIA. The prior default insurance was substantially similar to the Default Insurance Policy except it only provided a loss limitation of $240 million. The Prior Default Insurance Policy was in effect from May 9, 2001 through May 9, 2002. There were no claims made under the Prior Default Insurance Policy.

6.  BENEFICIAL INTEREST

At June 30, 2002, there were two shareholders who owned over 5% of the Fund's outstanding shares, amounting to 11.83% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.
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TRUSTEES
Michael A. Jessee
George J. Sullivan Jr.
Peter Tufano
Ralph Vitale

INVESTMENT ADVISER
SSgA Funds Management, Inc.
Two International Place
Boston, MA 02110

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

LEGAL COUNSEL
GoodwinProcter LLP
Exchange Place
Boston, MA 02109
















This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
State Street Bank and Trust Company
Global Securities Lending
Two International Place
Boston, MA 02110